Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

In April and May 2019, the company received $300,000 from four non-affiliated individuals based on 10% Promissory Notes ("Notes"). The Notes mature September 1, 2019. The Notes are accompanied by a Common Stock Purchase Warrant entitling the holder to purchase one share of the company's common stock, par value $0.001 per share, for each $2.00 of Note principle, at an exercise price of $0.07 per share, for two years from the date of issuance.

During April 2019, the company entered into a premium financing agreement to finance its director and officer insurance policy. The principal is $77,612, with ten monthly payments of $8,027 and an interest rate of 7.4%.

The company's management has evaluated subsequent events occurring after March 31, 2019, the date of our most recent balance sheet, through the date our financial statements were issued. Where applicable, all material subsequent events have been disclosed in their respective footnotes

NOTE 8 – SUBSEQUENT EVENT

In January 2019, the company received $150,000 from 3 non-affiliated individuals based on subscription agreements with the company for which the company issued 2,500,000 shares of its common stock.

Also in January 2019, the company received $200,000 from a non-affiliated individual based on a 10% Promissory Note ("Note"). The Note matures six months from the date of issuance. The Note will be accompanied by a Common Stock Purchase Warrant (a "Warrant") entitling the holder to purchase one share of the company's common stock, par value $0.001 per share (the "Common Shares"), for each $2.00 of Note principle, at an exercise price of $0.07 per share, for two years form the date of issuance.

In March 2019, the company received $200,000 from two non-affiliated individuals based on a 10% Promissory Note ("Note"). The Note matures six months from the date of issuance. The Note will be accompanied by a Common Stock Purchase Warrant (a "Warrant") entitling the holder to purchase one share of the company's common stock, par value $0.001 per share (the "Common Shares"), for each $2.00 of Note principle, at an exercise price of $0.07 per share, for two years form the date of issuance.

Effective October 19, 2018 the company received $20,000 and a note for $100,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock. The note is non-interest bearing and is to be paid in five monthly payments of $20,000 starting November 20, 2018 The balance of the note receivable at December 31, 2018 was $60,000. In the first three months of 2019, the remaining $60,000 was received.

The company's management has evaluated subsequent events occurring after December 31, 2018, the date of our most recent balance sheet, through the date our financial statements were issued.